Small and Mid Cap Enhanced Equity ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P COMPOSITE 1500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.02%	13.96%	14.46%
S&P 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.04%	8.57%	10.45%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.68%	9.99%	10.36%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.37%	8.52%	8.43%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.73%	7.54%	7.87%